Business Combinations (Tables)	6 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Schedule of Business Combinations

The subsidiaries as listed below have share capital consisting solely of ordinary shares, which are held directly by the Company; the country of incorporation is also their principal place of business.

Name of Entity	Country of Incorporation	Acquisition Date	Voting Equity Interests	Nature of Relationship
Javathyme, Inc	U.S.A.	31-Jan-12	100%	Note 1
Instacash Pty Ltd and Instacash Trust	Australia	10-Oct-13	80%	Note 2
Papua New Guinea Alluvial Gold Mining Venture	Papua New Guinea	28-Feb-2014	70%	Note 3
Angel Jade Pty Ltd.	Australia	December 10, 2014	51%	Note 4

Angel Jade Pty Ltd.	Australia	November 6, 2014	increased to 70%	Note 4

Aqua Mining, Limited	Papua New Guinea	May 26, 2014	49%	Note 5

Aqua Mining, Limited	Papua New Guinea	March 23, 2015	increased to 90%	Note 5